Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	May 01, 2017
Parametric Commodity Strategy Fund | Institutional Class
Risk/Return:
Trading Symbol	EIPCX
Parametric Commodity Strategy Fund | Investor Class
Risk/Return:
Trading Symbol	EAPCX
Eaton Vance Tax-Managed Growth Fund 1.1 | Class A
Risk/Return:
Trading Symbol	ETTGX
Eaton Vance Tax-Managed Growth Fund 1.1 | Class B
Risk/Return:
Trading Symbol	EMTGX
Eaton Vance Tax-Managed Growth Fund 1.1 | Class C
Risk/Return:
Trading Symbol	ECTGX
Eaton Vance Tax-Managed Growth Fund 1.1 | Class I
Risk/Return:
Trading Symbol	EITMX
Eaton Vance Tax-Managed Growth Fund 1.2 | Class A
Risk/Return:
Trading Symbol	EXTGX
Eaton Vance Tax-Managed Growth Fund 1.2 | Class B
Risk/Return:
Trading Symbol	EYTGX
Eaton Vance Tax-Managed Growth Fund 1.2 | Class C
Risk/Return:
Trading Symbol	EZTGX
Eaton Vance Tax-Managed Growth Fund 1.2 | Class I
Risk/Return:
Trading Symbol	EITGX
Eaton Vance Stock Fund | Class A
Risk/Return:
Trading Symbol	EAERX
Eaton Vance Stock Fund | Class I
Risk/Return:
Trading Symbol	EIERX
Eaton Vance Stock Fund | Class C
Risk/Return:
Trading Symbol	ECERX